NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
Non-controlling interests
Outlined below is information related to our joint arrangements and entities other than 100% owned Barrick subsidiaries at December 31, 2018:

	Place of business	Entity type	Economic interest[1]	Method[2]
Acacia Mining plc[3]	Tanzania	Subsidiary, publicly traded	63.9%	Consolidation
Pueblo Viejo[3]	Dominican Republic	Subsidiary	60%	Consolidation
South Arturo[3]	United States	Subsidiary	60%	Consolidation
Norte Abierto Project[4]	Chile	JO	50%	Our share
Donlin Gold Project	United States	JO	50%	Our share
Kalgoorlie Mine	Australia	JO	50%	Our share
Porgera Mine[5]	Papua New Guinea	JO	47.5%	Our share
Turquoise Ridge Mine[5]	United States	JO	75%	Our share
Veladero[6]	Argentina	JO	50%	Our share
GNX[7,8]	Chile	JV	50%	Equity Method
Jabal Sayid[7]	Saudi Arabia	JV	50%	Equity Method
Kabanga Project[7,8]	Tanzania	JV	50%	Equity Method
Zaldívar[7]	Chile	JV	50%	Equity Method

[1]	Unless otherwise noted, all of our joint arrangements are funded by contributions made by the parties sharing joint control in proportion to their economic interest.

[2]	For our JOs, we recognize our share of any assets, liabilities, revenues and expenses of the JO.

[3]	We consolidate our interests in Acacia, Pueblo Viejo and South Arturo and record a non-controlling interest for the 36.1%, 40% and 40%, respectively, that we do not own.

[4]
We divested 25% of Cerro Casale on June 9, 2017, bringing our ownership down to 50%. As part of that transaction, we formed a joint operation with Goldcorp. The joint operation, which is now referred to as the Norte Abierto project, includes the Cerro Casale, Caspiche and Luciano deposits.

[5]	We have joint control given that decisions about relevant activities require unanimous consent of the parties to the joint operation.

[6]	We divested 50% of Veladero on June 30, 2017, bringing our ownership down to 50%.

[7]	Barrick has commitments of $307 million relating to its interest in the joint ventures.

[8]
These JVs are early stage exploration projects and, as such, do not have any significant assets, liabilities, income, contractual commitments or contingencies. Expenses are recognized through our equity pick-up (loss). Refer to note 16 for further details.

	Pueblo Viejo	Acacia	Cerro Casale	Other	Total
NCI in subsidiary at December 31, 2018	40%	36.1%	25%	Various
At January 1, 2017	$1,311	$704	$319	$44	$2,378
Share of income (loss)	118	(211)	173	(2)	78
Cash contributed	—	—	1	12	13
Decrease in non-controlling interest	—	—	(493)	—	(493)
Disbursements	(139)	(13)	—	(43)	(195)
At December 31, 2017	$1,290	$480	$—	$11	$1,781
Share of income (loss)	89	22	—	(1)	110
Cash contributed	—	—	—	24	24
Disbursements	(108)	—	—	(15)	(123)
At December 31, 2018	$1,271	$502	$—	$19	$1,792

	Pueblo Viejo		Acacia
For the years ended December 31	2018	2017	2018	2017
Revenue	$1,333	$1,417	$664	$751
Income (loss) from continuing operations after tax	206	293	59	(630)
Other comprehensive income (loss)	—	—	—	—
Total comprehensive income (loss)	$206	$293	$59	($630)
Dividends paid to NCI	$—	$—	$—	$13

Summarized Statements of Cash Flows

	Pueblo Viejo		Acacia
For the years ended December 31	2018	2017	2018	2017
Net cash provided by (used in) operating activities	$272	$283	$123	($15)
Net cash used in investing activities	(144)	(112)	(45)	(160)
Net cash used in financing activities	(108)	(539)	(28)	(62)
Net increase (decrease) in cash and cash equivalents	$20	($368)	$50	($237)

	Pueblo Viejo		Acacia
	As at December 31, 2018	As at December 31, 2017	As at December 31, 2018	As at December 31, 2017
Current assets	$520	$488	$555	$464
Non-current assets	3,469	3,489	1,261	1,333
Total assets	$3,989	$3,977	$1,816	$1,797
Current liabilities	720	907	206	212
Non-current liabilities	402	248	246	280
Total liabilities	$1,122	$1,155	$452	$492